Pensions - Principal Actuarial Assumptions Used and Sensitivity Analysis of Present Value of Defined Benefit Obligation Effected by Changes of Principal Actuarial Assumptions (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	1.50%	0.70%
Future salary increases	3.50%	3.50%